Net Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2018
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Weighted Average Number of Shares Reconciliation from Common to Diluted common

	2018 [1]		2017

WEIGHTED AVERAGE NUMBER OF COMMON SHARES	624,900,000		840,079,000
Dilutive effect of stock options [2]	–	[3]	199,000
Dilutive effect of share-settled performance share units (“PSUs”) [4]	–	[3]	38,000

Weighted average number of diluted common shares	624,900,000		840,316,000

1	The number of shares, stock options and share-settled PSUs reflect the Merger. Refer to Note 3 for details.
2

Diluted effect of stock options assumes exercise of all stock options with exercise prices at or below the average market price for the year would increase the denominator, and the denominator would be decreased by the number of shares that the Company could have repurchased if it had assumed proceeds from the exercise of stock options to repurchase them on the open market at the average share price for the year.

3	The diluted weighted average share calculations excluded an additional 658,000 stock options and 137,000 equity-settled PSUs due to their anti-dilutive effect.
4	Diluted effect of PSUs assumes the denominator would be increased by the total of the additional share-settled PSUs that could be issued if vesting criteria are achieved.

Summary of Options Excluded from Calculation of Diluted Net Earnings per Share

Options excluded from the calculation of diluted net earnings per share due to the option exercise prices being greater than the average market price of common shares were as follows:

	2018	2017

Number of options excluded	5,721,656	12,304,351
Performance option plan years fully excluded	2009-2015	2008-2015, 2017
Stock option plan years fully excluded	2015, 2018	–